Share-Based Compensation (Details) - Schedule of Summarizes the Share Option Activity - ¥ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule Of Summarizes The Share Option Activity Abstract
Number of Options, Outstanding as of 1/1/2023 (in Shares)		500,000
Weighted Average Exercise Price, Outstanding as of 1/1/2023		¥ 0.001
Weighted Average Remaining Term, Outstanding as of 1/1/2023	9 years 9 months 29 days	9 years
Weighted Average Grant Date Fair Value, Outstanding as of 1/1/2023		¥ 30.47
Vested and exercisable as of June 30, 2023 (in Shares)	1,091,578
Number of Options, Granted (in Shares)	1,697,746
Weighted Average Exercise Price, Granted	¥ 0.001
Weighted Average Remaining Term, Granted	9 years 9 months 29 days
Weighted Average Grant Date Fair Value, Granted	¥ 3.67
Number of Options, Forfeited (in Shares)	333,334
Weighted Average Exercise Price, Forfeited	¥ 0.001
Weighted Average Remaining Term, Forfeited
Weighted Average Grant Date Fair Value, Forfeited	¥ 30.47
Number of Options, Exercised (in Shares)	166,666
Weighted Average Exercise Price, Exercised	¥ 0.001
Weighted Average Remaining Term, Exercised
Weighted Average Grant Date Fair Value, Exercised	¥ 30.47
Number of Options, Outstanding as of 6/30/2023 (in Shares)	1,697,746
Weighted Average Exercise Price, Outstanding as of 6/30/2023	¥ 0.001
Weighted Average Remaining Term, Outstanding as of 6/30/2023	9 years 9 months 29 days	9 years
Weighted Average Grant Date Fair Value, Outstanding as of 6/30/2023	¥ 3.67